SCOPE OF CONSOLIDATION - Divestments - Additional Information (Details) € in Millions								12 Months Ended
	Feb. 28, 2018 USD ($)	Feb. 07, 2018 USD ($)	Dec. 15, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)	Aug. 07, 2016	Apr. 04, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 13, 2017 USD ($)
Disclosure of joint ventures [line items]
Cash disposed								$ 1,000,000	$ 13,000,000	$ 0
Impairment loss								994,000,000	206,000,000	205,000,000
Gain (loss) on disposal								126,000,000	(117,000,000)	377,000,000
Joint ventures								1,011,000,000	1,249,000,000
ArcelorMittal Algérie and ArcelorMittal Tebessa
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate sold						49.00%
Downstream Solutions Europe
Disclosure of joint ventures [line items]
Impairment loss on assets held for sale											$ 18,000,000
LaPlace and Vinton Long Carbon facilities
Disclosure of joint ventures [line items]
Cash consideration							$ 96,000,000
Gain (loss) on disposal							$ 0
Impairment loss on assets held for sale											231,000,000
Impairment of goodwill											$ 13,000,000
AMTBA
Disclosure of joint ventures [line items]
Joint ventures												$ 65,000,000
ArcelorMittal Georgetown Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary sold			100.00%
Cash consideration			$ 19,000,000
Gain (loss) on disposal			$ 18,000,000
ArcelorMittal Zaragoza
Disclosure of joint ventures [line items]
Cash consideration				$ 89,000,000	€ 80
Impairment loss on assets held for sale				49,000,000
Impairment of goodwill				$ 2,000,000
ArcelorMittal Pipes and Tubes Algeria
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary sold						70.00%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Frýdek Místek
Disclosure of joint ventures [line items]
Total consideration including receivable	$ 49,000,000
Cash disposed	1,000,000
Portion of consideration receivable consisting of cash and cash equivalents	$ 10,000,000							10,000,000
Cash consideration								(39,000,000)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Votorantim remedies
Disclosure of joint ventures [line items]
Total consideration including receivable		$ 84,000,000
Cash disposed		1,000,000
Portion of consideration receivable consisting of cash and cash equivalents		58,000,000						58,000,000
Impairment loss		$ 86,000,000
Cash consideration								(26,000,000)
Impairment of goodwill								$ 18,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Downstream Solutions Europe
Disclosure of joint ventures [line items]
Portion of consideration receivable consisting of cash and cash equivalents									0
Cash consideration									$ (6,000,000)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | LaPlace and Vinton Long Carbon facilities
Disclosure of joint ventures [line items]
Portion of consideration receivable consisting of cash and cash equivalents										0
Cash consideration										$ (96,000,000)